Document and Entity Information	Oct. 30, 2020
Cover [Abstract]
Entity Registrant Name	DUNKIN' BRANDS GROUP, INC.
Amendment Flag	false
Entity Central Index Key	0001357204
Document Type	8-K
Document Period End Date	Oct. 30, 2020
Entity Incorporation State Country Code	DE
Entity File Number	001-35258
Entity Tax Identification Number	20-4145825
Entity Address, Address Line One	130 Royall Street
Entity Address, City or Town	Canton
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	02021
City Area Code	(781)
Local Phone Number	737-3000
Security 12b Title	Common Stock, $0.001 par value per share
Trading Symbol	DNKN
Security Exchange Name	NASDAQ
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false